LEASES AS LESSEE (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Operating lease right-of-use assets	$ 1,242,524	$ 522,148
Operating lease liabilities – current	423,214	157,980
Operating lease liabilities – non-current	755,395	290,684
Total operating lease liabilities	$ 1,178,609	$ 448,664
Weighted discount rate for the operating lease	3.72%	5.00%	5.00%
Weighted average remaining lease term	36 months	45 months	17 months